Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

JPMorgan Chase Bank, National Association

The Bank of Nova Scotia

Scotia Capital (USA) Inc.

Wells Fargo Securities, LLC

Wells Fargo Bank, National Association

(collectively, the “Specified Parties”):

Re: LBTY Commercial Mortgage Trust 2026-225L – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “LBTY 2026-225L Accounting Tape.xlsx” provided by the Company on January 29, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of February 6, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by LBTY Commercial Mortgage Trust 2026-225L, Commercial Mortgage Pass-Through Certificates, Series 2026-225L (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

January 29, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report / Engineering Report
Property Sub-Type	Appraisal Report / Engineering Report
Address	Appraisal Report / Engineering Report
City	Appraisal Report / Engineering Report
County	Appraisal Report / Engineering Report
State	Appraisal Report / Engineering Report
Zip	Appraisal Report / Engineering Report
Market	Appraisal Report / Engineering Report
Submarket	Appraisal Report / Engineering Report
Year Built	Appraisal Report / Engineering Report
Year Renovated	Appraisal Report / Engineering Report
Total NRA	Underwriting File
Unit of Measure	Underwriting file
Occupancy (%)	Underwriting file
Occupancy Date	Underwriting file
% of NRA Leased to Investment Grade Tenants	Underwriting file
% of UW Gross Rent from Investment Grade Tenants	Underwriting file
# of tenants	Underwriting file
WA Lease Expiration Date	Underwriting file
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Provided by the Company
Mortgage Loan Maturity Date Balance	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Engineering Report
PML %	Engineering Report
Origination Date	Provided by the Company
Mortgage Loan Interest Rate	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting file
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting file
Largest Tenant (by UW Gross Rent) NRA	Underwriting file
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting file
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting file
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting file
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting file
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting file
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting file
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting file
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting file
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting file
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting file
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting file
Base Rent 2022	Underwriting file
Base Rent 2023	Underwriting file
Base Rent 2024	Underwriting file
Base Rent October 2025 TTM	Underwriting file
Base Rent Sponsor 2026 Budget	Underwriting file
Base Rent UW (without Saks)	Underwriting file
Base Rent UW (with Saks)	Underwriting file
Rent Steps 2022	Underwriting file
Rent Steps 2023	Underwriting file
Rent Steps 2024	Underwriting file
Rent Steps October 2025 TTM	Underwriting file
Rent Steps Sponsor 2026 Budget	Underwriting file
Rent Steps UW (without Saks)	Underwriting file
Rent Steps UW (with Saks)	Underwriting file
Credit Rent Steps 2022	Underwriting file
Credit Rent Steps 2023	Underwriting file
Credit Rent Steps 2024	Underwriting file
Credit Rent Steps October 2025 TTM	Underwriting file
Credit Rent Steps Sponsor 2026 Budget	Underwriting file
Credit Rent Steps UW (without Saks)	Underwriting file
Credit Rent Steps UW (with Saks)	Underwriting file
Total Rental Revenue 2022	Underwriting file
Total Rental Revenue 2023	Underwriting file
Total Rental Revenue 2024	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
Total Rental Revenue October 2025 TTM	Underwriting file
Total Rental Revenue Sponsor 2026 Budget	Underwriting file
Total Rental Revenue UW (without Saks)	Underwriting file
Total Rental Revenue UW (with Saks)	Underwriting file
Recoveries 2022	Underwriting file
Recoveries 2023	Underwriting file
Recoveries 2024	Underwriting file
Recoveries October 2025 TTM	Underwriting file
Recoveries Sponsor 2026 Budget	Underwriting file
Recoveries UW (without Saks)	Underwriting file
Recoveries UW (with Saks)	Underwriting file
Gross Potential Income 2022	Underwriting file
Gross Potential Income 2023	Underwriting file
Gross Potential Income 2024	Underwriting file
Gross Potential Income October 2025 TTM	Underwriting file
Gross Potential Income Sponsor 2026 Budget	Underwriting file
Gross Potential Income UW (without Saks)	Underwriting file
Gross Potential Income UW (with Saks)	Underwriting file
Other Revenue 2022	Underwriting file
Other Revenue 2023	Underwriting file
Other Revenue 2024	Underwriting file
Other Revenue October 2025 TTM	Underwriting file
Other Revenue Sponsor 2026 Budget	Underwriting file
Other Revenue UW (without Saks)	Underwriting file
Other Revenue UW (with Saks)	Underwriting file
Effective Gross Income 2022	Underwriting file
Effective Gross Income 2023	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
Effective Gross Income 2024	Underwriting file
Effective Gross Income October 2025 TTM	Underwriting file
Effective Gross Income Sponsor 2026 Budget	Underwriting file
Effective Gross Income UW (without Saks)	Underwriting file
Effective Gross Income UW (with Saks)	Underwriting file
Management Fees 2022	Underwriting file
Management Fees 2023	Underwriting file
Management Fees 2024	Underwriting file
Management Fees October 2025 TTM	Underwriting file
Management Fees Sponsor 2026 Budget	Underwriting file
Management Fees UW (without Saks)	Underwriting file
Management Fees UW (with Saks)	Underwriting file
Utilities 2022	Underwriting file
Utilities 2023	Underwriting file
Utilities 2024	Underwriting file
Utilities October 2025 TTM	Underwriting file
Utilities Sponsor 2026 Budget	Underwriting file
Utilities UW (without Saks)	Underwriting file
Utilities UW (with Saks)	Underwriting file
G&A 2022	Underwriting file
G&A 2023	Underwriting file
G&A 2024	Underwriting file
G&A October 2025 TTM	Underwriting file
G&A Sponsor 2026 Budget	Underwriting file
G&A UW (without Saks)	Underwriting file
G&A UW (with Saks)	Underwriting file
Repairs & Maintenance 2022	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
Repairs & Maintenance 2023	Underwriting file
Repairs & Maintenance 2024	Underwriting file
Repairs & Maintenance October 2025 TTM	Underwriting file
Repairs & Maintenance Sponsor 2026 Budget	Underwriting file
Repairs & Maintenance UW (without Saks)	Underwriting file
Repairs & Maintenance UW (with Saks)	Underwriting file
Cleaning 2022	Underwriting file
Cleaning 2023	Underwriting file
Cleaning 2024	Underwriting file
Cleaning October 2025 TTM	Underwriting file
Cleaning Sponsor 2026 Budget	Underwriting file
Cleaning UW (without Saks)	Underwriting file
Cleaning UW (with Saks)	Underwriting file
Security 2022	Underwriting file
Security 2023	Underwriting file
Security 2024	Underwriting file
Security October 2025 TTM	Underwriting file
Security Sponsor 2026 Budget	Underwriting file
Security UW (without Saks)	Underwriting file
Security UW (with Saks)	Underwriting file
Real Estate Taxes 2022	Underwriting file
Real Estate Taxes 2023	Underwriting file
Real Estate Taxes 2024	Underwriting file
Real Estate Taxes October 2025 TTM	Underwriting file
Real Estate Taxes Sponsor 2026 Budget	Underwriting file
Real Estate Taxes UW (without Saks)	Underwriting file
Real Estate Taxes UW (with Saks)	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2022	Underwriting file
Insurance 2023	Underwriting file
Insurance 2024	Underwriting file
Insurance October 2025 TTM	Underwriting file
Insurance Sponsor 2026 Budget	Underwriting file
Insurance UW (without Saks)	Underwriting file
Insurance UW (with Saks)	Underwriting file
Non-Recoverable 2022	Underwriting file
Non-Recoverable 2023	Underwriting file
Non-Recoverable 2024	Underwriting file
Non-Recoverable October 2025 TTM	Underwriting file
Non-Recoverable Sponsor 2026 Budget	Underwriting file
Non-Recoverable UW (without Saks)	Underwriting file
Non-Recoverable UW (with Saks)	Underwriting file
Ground Rent 2022	Underwriting file
Ground Rent 2023	Underwriting file
Ground Rent 2024	Underwriting file
Ground Rent October 2025 TTM	Underwriting file
Ground Rent Sponsor 2026 Budget	Underwriting file
Ground Rent UW (without Saks)	Underwriting file
Ground Rent UW (with Saks)	Underwriting file
Total Operating Expenses 2022	Underwriting file
Total Operating Expenses 2023	Underwriting file
Total Operating Expenses 2024	Underwriting file
Total Operating Expenses October 2025 TTM	Underwriting file
Total Operating Expenses Sponsor 2026 Budget	Underwriting file
Total Operating Expenses UW (without Saks)	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
Total Operating Expenses UW (with Saks)	Underwriting file
Net Operating Income 2022	Underwriting file
Net Operating Income 2023	Underwriting file
Net Operating Income 2024	Underwriting file
Net Operating Income October 2025 TTM	Underwriting file
Net Operating Income Sponsor 2026 Budget	Underwriting file
Net Operating Income UW (without Saks)	Underwriting file
Net Operating Income UW (with Saks)	Underwriting file
TI/LC's 2022	Underwriting file
TI/LC's 2023	Underwriting file
TI/LC's 2024	Underwriting file
TI/LC's October 2025 TTM	Underwriting file
TI/LC's Sponsor 2026 Budget	Underwriting file
TI/LC's UW (without Saks)	Underwriting file
TI/LC's UW (with Saks)	Underwriting file
Replacement Reserves 2022	Underwriting file
Replacement Reserves 2023	Underwriting file
Replacement Reserves 2024	Underwriting file
Replacement Reserves October 2025 TTM	Underwriting file
Replacement Reserves Sponsor 2026 Budget	Underwriting file
Replacement Reserves UW (without Saks)	Underwriting file
Replacement Reserves UW (with Saks)	Underwriting file
Net Cash Flow 2022	Underwriting file
Net Cash Flow 2023	Underwriting file
Net Cash Flow 2024	Underwriting file
Net Cash Flow October 2025 TTM	Underwriting file
Net Cash Flow Sponsor 2026 Budget	Underwriting file

ATTACHMENT A

Attribute	Source Document(s)
Net Cash Flow UW (without Saks)	Underwriting file
Net Cash Flow UW (with Saks)	Underwriting file

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
WA Lease Term Remaining	WA Lease Expiration Date minus Cut-off Date, divided by 365
Mortgage Loan Closing Date Balance per SF	Mortgage Loan Closing Date Balance divided by Total NRA
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate of Mortgage Loan Closing Date Balance
Individual As-Is Appraised Value per SF	Individual As-Is Appraised Value divided by Total NRA
Mortgage Loan Monthly Debt Service Payment	Mortgage Loan Annual Debt Service Payment divided by 12
Mortgage Loan Annual Debt Service Payment	Product of i) Mortgage Loan Interest Rate, ii) Mortgage Loan Closing Date Balance, and iii) 365/360
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning, subject to a minimum of zero
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning, subject to a minimum of zero
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning, subject to a minimum of zero
Mortgage Loan Closing Date LTV (Appraised Value)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Appraised Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan UW NOI (with Saks) Debt Yield	Net Operating Income UW (with Saks) divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF (with Saks) Debt Yield	Net Cash Flow UW (with Saks) divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI (without Saks) Debt Yield (without Saks)	Net Operating Income UW (without Saks) divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF (without Saks) Debt Yield	Net Cash Flow UW (without Saks) divided by Mortgage Loan Closing Date Balance

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan UW NOI (with Saks) DSCR	Net Operating Income UW (with Saks) divided by Mortgage Loan Annual Debt Service Payment
Mortgage Loan UW NCF (with Saks) DSCR	Net Cash Flow UW (with Saks) divided by Mortgage Loan Annual Debt Service Payment
Mortgage Loan UW NOI (without Saks) DSCR	Net Operating Income UW (without Saks) divided by Mortgage Loan Annual Debt Service Payment
Mortgage Loan UW NCF (without Saks) DSCR	Net Cash Flow UW (without Saks) divided by Mortgage Loan Annual Debt Service Payment
Largest Tenant (by UW Gross Rent) % of NRA	Largest Tenant (by UW Gross Rent) NRA divided by Total NRA
2nd Largest Tenant (by UW Gross Rent) % of NRA	2nd Largest Tenant (by UW Gross Rent) NRA divided by Total NRA
3rd Largest Tenant (by UW Gross Rent) % of NRA	3rd Largest Tenant (by UW Gross Rent) NRA divided by Total NRA

B-2